Fair Value Measurements (Details) - Financial assets and liabilities that are measured at fair value - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 2,483,000	$ 4,338,000	$ 4,839,000
Total assets measured at fair value	2,483,000	4,338,000	4,839,000
Liabilities
Derivative liabilities	0	35,700,000	35,400,000
Total liabilities measured at fair value		35,700,000	35,400,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	2,483,000	4,338,000	4,839,000
Total assets measured at fair value	$ 2,483,000	4,338,000	4,839,000
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liabilities		35,700,000	35,400,000
Total liabilities measured at fair value		$ 35,700,000	$ 35,400,000